Foreign Currency Translation Reserve - Schedule of Foreign Currency Translation Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Foreign Currency Translation Reserve [Abstract]
Balance at beginning	$ (165,458)	$ 994,353
Exchange differences on translation of foreign operations for the year	(138,963)	(1,159,811)
Foreign currency translation reserve	$ (304,421)	$ (165,458)